UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                    SECTION 13(F) OF THE SECURITIES EXCHANGE
                                   ACT OF 1934
                              AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:  December 31, 1997

Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN, VA  22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

JOHN P. GIBBONS
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-4200

     The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 17th day of February, 1998.

                       FEDERAL HOME LOAN MORTGAGE CORPORATION


                       By: /s/ John P. Gibbons
                           ---------------------------------------------------
                           John P. Gibbons
                           Executive Vice President and Chief Financial Officer

Federal Home Loan Mortgage Corporation           Form 13F         As of 12/31/97

                                                                                   Fair Market    Investment     Voting
Name of Issuer                    Title of Class     CUSIP      Value (x$1000)        Shares      Discretion     Authority
Blackrock 1998 Term Trust Inc.          Com        09247N103         $5,373          551,100        sole          sole
Blackrock Strategic Term Trust          Com        09247P108        $33,974         3,996,900       sole          sole
Blackrock 2001 Term Trust Inc.          Com        092477108        $96,368        11,254,600       sole          sole
Total                                                                                $135,715